Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 81,800,000	$ 22,200,000	$ 19,600,000
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	2,600,000	3,000,000	5,100,000
Provision for doubtful accounts	500,000	700,000	100,000
Depreciation and amortization	43,200,000	40,000,000	39,100,000
Intangible asset impairment charge	0	0	8,900,000
Amortization of deferred financing fees and debt discount	4,600,000	5,200,000	4,700,000
Unrealized (gain) loss on interest rate swap and floor	(1,400,000)	(700,000)	1,500,000
Deferred income taxes	(39,900,000)	10,400,000	7,900,000
Loss on extinguishment of debt	3,000,000	3,700,000	0
Other	300,000	200,000	0
Changes in operating assets and liabilities, net of effect of businesses acquired:
Trade and other receivables	(700,000)	(10,600,000)	4,400,000
Prepaid expenses	4,500,000	(1,700,000)	(300,000)
Other noncurrent assets	100,000	(600,000)	0
Accounts payable and other current liabilities	3,300,000	2,400,000	(2,200,000)
Deferred revenues	5,400,000	18,400,000	(1,100,000)
Other noncurrent liabilities	3,500,000	400,000	100,000
Net cash provided by operating activities	110,800,000	93,000,000	87,800,000
Investing activities
Acquisition of businesses, net of cash acquired	(92,500,000)	(48,500,000)	(84,200,000)
Purchases of property and equipment	(900,000)	(2,400,000)	(1,000,000)
Purchases of intangible assets	(2,100,000)	(1,000,000)	(1,800,000)
Net cash used in investing activities	(95,500,000)	(51,900,000)	(87,000,000)
Financing activities
Payment of contingent consideration	(12,600,000)	(4,600,000)	0
Proceeds from borrowings on revolving credit facility	43,000,000	8,000,000	12,000,000
Repayment of revolving credit facility	(43,000,000)	(8,000,000)	(12,000,000)
Proceeds from borrowings on term loan	13,000,000	200,000,000	0
Repayment of senior notes	0	(200,000,000)	0
Repayment of principal on term loan	(164,200,000)	(37,000,000)	(26,300,000)
Fees paid for debt issuance	(4,700,000)	(1,000,000)	0
Cash dividends paid	(15,200,000)	0	0
Payment of costs related to the initial public offering	(6,400,000)	0	0
Proceeds from common stock issuance	170,800,000	100,000	0
Net cash used in financing activities	(19,300,000)	(42,500,000)	(26,300,000)
Net decrease in cash and cash equivalents	(4,000,000)	(1,400,000)	(25,500,000)
Beginning of year	14,900,000	16,300,000	41,800,000
End of year	10,900,000	14,900,000	16,300,000
Supplemental disclosures of cash flow information
Cash paid for income taxes	3,900,000	3,700,000	1,200,000
Cash paid for interest	34,700,000	45,900,000	49,900,000
Supplemental schedule of non-cash investing and financing activities
Contingent consideration related to acquisitions		0
2015 Acquisitions [Member]
Supplemental schedule of non-cash investing and financing activities
Contingent consideration related to acquisitions	0	0	4,500,000
2016 Acquisitions [Member]
Supplemental schedule of non-cash investing and financing activities
Contingent consideration related to acquisitions	0	8,500,000	0
2017 Acquisitions [Member]
Supplemental schedule of non-cash investing and financing activities
Contingent consideration related to acquisitions	$ 1,600,000	$ 0	$ 0